PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Buildings and plants	685,779,415	685,779,415	96,590,010
Leasehold improvements	700,721,935	705,905,133	99,424,659
Furniture, fixtures and equipment	291,802,076	289,733,445	40,808,102
Motor vehicles	6,852,254	9,358,564	1,318,126
Total	1,685,155,680	1,690,776,557	238,140,897
Less:
Accumulated depreciation	(775,084,743)	(841,035,233)	(118,457,335)
Impairment	(49,354,581)	(54,747,393)	(7,711,009)

Construction in progress	22,304,172	19,955,095	2,810,617
Property, plant and equipment, net	883,020,528	814,949,026	114,783,170

Depreciation expense was RMB114,192,402, RMB119,299,006 and RMB110,184,167 (USD15,519,115) for the years ended December 31, 2021, 2022 and 2023, respectively.

9.    PROPERTY, PLANT AND EQUIPMENT, NET (CONTINUED)

As of December 31, 2022, three of the Group’s buildings and a land use right with a net carrying amount of approximately RMB288,220,463 (USD40,595,003) were pledged to secure general banking facilities granted to the Group, respectively (Note 15). As of December 31, 2023, these three buildings and the land use right had been released of pledge (Note 15).